Loans Receivable - Reconciliation of Allowance for Credit Losses (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Beginning balance		$ 985,375	$ 596,963	$ 61,319
Provision for credit losses	$ 15,000,000	1,000,344	1,134,518	614,684	$ 80,000,000
Loans charged off	$ (80,000,000)	(982,920)	(746,106)	(79,040)	(456,000,000)
Ending balance		1,002,799	985,375	596,963	$ 61,319
Individually			55,000,000	36,000,000
Collectively		$ 575,000,000	$ 525,000,000	$ 135,000,000